Other Income (Expense), Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Gain (Loss) on Securities [Line Items]
Net gains (losses) from investments	$ 10,697	$ (4,901)	$ (1,646)
OpenAI Global, LLC
Gain (Loss) on Securities [Line Items]
Net gains (losses) from investments	$ 6,500	$ (4,800)	$ (1,500)